EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	169,607,525	167,018,055	183,590,069	180,273,633	171,227,496
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,233,003,705	2,234,342,918	2,244,703,636	2,243,501,352	2,250,089,746	2,259,825,132
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,232,918,585		2,244,618,516
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)			85,120